Amount Due From/To Related Parties (Details) - Schedule of Compensation of Key Management Personnel of the Group - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Statement of Comprehensive Income [Abstract]
Short term employee benefits	$ 640,637	$ 694,969
Post-employment pension and medical benefits	23,071	29,287
Termination benefits		6,513
Total compensation of key management personnel of the Group	$ 663,708	$ 730,769